UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 119.0%
AUSTRALIA 1.1%
ELECTRIC—REGULATED ELECTRIC 0.3%
Spark Infrastructure Group	359,401	$710,423

REAL ESTATE 0.8%
DIVERSIFIED 0.5%
Charter Hall Group	63,439	267,220
Dexus Property Group	123,117	917,443
Mirvac Group	15,009	26,960
		1,211,623
INDUSTRIALS 0.3%
Goodman Group	104,159	673,227
TOTAL REAL ESTATE		1,884,850
TOTAL AUSTRALIA		2,595,273

AUSTRIA 0.2%
REAL ESTATE—RESIDENTIAL
BUWOG AG	15,598	467,519

BELGIUM 0.1%
REAL ESTATE—RESIDENTIAL
Aedifica SA	1,511	142,547

BRAZIL 0.2%
REAL ESTATE—RETAIL 0.1%
BR Malls Participacoes SA	36,561	162,422

WATER 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	28,581	300,325
TOTAL BRAZIL		462,747

CANADA 3.8%
ENERGY—OIL & GAS 1.1%
Suncor Energy(a)	76,800	2,691,616

FINANCIAL—BANKS 1.2%
Royal Bank of Canada	37,344	2,889,353

PIPELINES—C-CORP 1.3%
Enbridge	20,090	839,183
Kinder Morgan Canada Ltd., 144A(b)	18,600	258,186
Pembina Pipeline Corp.	41,359	1,451,170
TransCanada Corp.	11,057	546,492
		3,095,031

	Number of Shares	Value
REAL ESTATE—OFFICE 0.2%
Allied Properties REIT	15,441	$493,023
TOTAL CANADA		9,169,023

CHINA 0.2%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)	364,000	557,304

FRANCE 6.7%
AIRPORTS 0.2%
Aeroports de Paris	2,518	407,120

CONSUMER STAPLES 1.8%
Danone SA(a)	57,427	4,504,731

ENERGY—OIL & GAS 0.8%
Total SA(c)	34,502	1,853,153

FINANCIAL—BANKS 1.0%
BNP Paribas(a)	30,477	2,458,418

HEALTH CARE—PHARMACEUTICALS 1.0%
Sanofi(a)	25,158	2,497,974

INDUSTRIALS—AEROSPACE & DEFENSE 0.5%
Thales SA(c)	11,662	1,320,167

REAL ESTATE 0.3%
DIVERSIFIED 0.1%
Fonciere des Regions	1,546	160,594

OFFICE 0.2%
Gecina SA	3,469	562,522
TOTAL REAL ESTATE		723,116

TOLL ROADS 1.1%
Eiffage SA	6,988	723,499
Vinci SA	19,614	1,863,816
		2,587,315
TOTAL FRANCE		16,351,994

GERMANY 6.7%
ELECTRIC—REGULATED ELECTRIC 0.2%
Innogy SE, 144A(b)	10,658	474,329

FINANCIAL 2.4%
BANKS 1.2%
Deutsche Bank AG(a)	174,100	3,010,398

	Number of Shares	Value
INSURANCE 1.2%
Allianz SE(a)	12,714	$2,854,318
TOTAL FINANCIAL		5,864,716

HEALTH CARE—PHARMACEUTICALS 1.0%
Bayer AG(c)	18,151	2,473,493

INDUSTRIALS—ELECTRICAL EQUIPMENT 0.7%
Siemens AG(a)	11,442	1,611,978

MATERIALS—CHEMICALS 1.0%
Linde AG(c)	11,926	2,487,123

REAL ESTATE 0.7%
OFFICE 0.2%
Alstria Office REIT AG	26,202	374,250

RESIDENTIAL 0.5%
ADO Properties SA, 144A(b)	5,566	275,078
Deutsche Wohnen AG	21,640	918,702
		1,193,780
TOTAL REAL ESTATE		1,568,030

TECHNOLOGY—SOFTWARE 0.7%
SAP AG(a)	16,000	1,752,806
TOTAL GERMANY		16,232,475

HONG KONG 2.4%
ELECTRIC—REGULATED ELECTRIC 0.3%
CLP Holdings Ltd.	69,000	707,083

INVESTMENT COMPANY—DIVERSIFIED FINANCIALS 0.5%
CK Hutchison Holdings Ltd. (Cayman Islands)	83,005	1,060,993

REAL ESTATE 1.2%
DIVERSIFIED 1.1%
CK Asset Holdings Ltd.	113,000	935,205
Hang Lung Properties Ltd.	306,000	726,258
Sun Hung Kai Properties Ltd.	62,404	1,013,758
		2,675,221
RETAIL 0.1%
Link REIT	32,500	263,358
TOTAL REAL ESTATE		2,938,579

	Number of Shares	Value
TELECOMMUNICATION SERVICES 0.4%
China Mobile Ltd.	96,500	$977,773
TOTAL HONG KONG		5,684,428

IRELAND 1.7%
INFORMATION TECHNOLOGY—IT CONSULTING & SERVICES
Accenture PLC, Class A (USD)(a)	31,000	4,187,170

ITALY 0.3%
COMMUNICATIONS—TOWERS
Ei Towers S.p.A.	767	45,371
Infrastrutture Wireless Italiane S.p.A., 144A(b)	82,260	544,450
TOTAL ITALY		589,821

JAPAN 8.9%
AUTOMOTIVE 0.7%
Toyota Motor Corp.(a)	29,200	1,741,231

CONSUMER DISCRETIONARY—MEDIA 0.5%
CyberAgent	37,000	1,078,516

FINANCIAL 2.4%
DIVERSIFIED FINANCIAL SERVICES 1.7%
Mitsubishi UFJ Financial Group(a)	260,300	1,690,302
ORIX Corp.(a)	146,500	2,362,357
		4,052,659
INSURANCE 0.7%
NKSJ Holdings(a)	46,250	1,799,444
TOTAL FINANCIAL		5,852,103

INDUSTRIALS 1.5%
COMMERCIAL SERVICES & SUPPLIES 0.4%
Secom Co., Ltd.	15,500	1,129,802

ELECTRICAL EQUIPMENT 1.1%
Fanuc Ltd.(a)	6,500	1,316,463
Nidec Corp.(a)	10,400	1,277,299
		2,593,762
TOTAL INDUSTRIALS		3,723,564

RAILWAYS 0.4%
Central Japan Railway Co.	2,100	368,212

	Number of Shares	Value
West Japan Railway Co.	9,100	$632,572
		1,000,784
REAL ESTATE 1.7%
DIVERSIFIED 1.3%
Activia Properties	70	290,513
Hulic Co., Ltd.	3,400	33,328
Mitsui Fudosan Co., Ltd.(a)	38,491	834,642
Sekisui House Ltd.(a)	64,600	1,088,770
Sumitomo Realty & Development Co., Ltd.	14,000	423,639
Tokyo Tatemono Co., Ltd.	44,439	568,298
		3,239,190
OFFICE 0.2%
Kenedix Office Investment Corp.	50	275,050
Nippon Building Fund	41	204,408
		479,458
RESIDENTIAL 0.1%
Daiwa House REIT Investment Corp.	68	162,801

RETAIL 0.1%
Japan Retail Fund Investment Corp.	167	299,643
TOTAL REAL ESTATE		4,181,092

TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
Kyocera Corp.(a)	19,000	1,178,920
Sony Corp.(a)	39,800	1,480,585
		2,659,505
TELECOMMUNICATION SERVICES 0.6%
KDDI Corp.(c)	52,400	1,381,655
TOTAL JAPAN		21,618,450

JERSEY 2.3%
CONSUMER DISCRETIONARY 1.8%
AUTO COMPONENTS 0.7%
Delphi Automotive PLC (USD)(a)	17,978	1,769,035

MEDIA 1.1%
WPP PLC (GBP)(a)	140,000	2,598,259
TOTAL CONSUMER DISCRETIONARY		4,367,294

	Number of Shares	Value
MATERIALS—METALS & MINING 0.5%
Glencore PLC (GBP)	251,306	$1,151,685
TOTAL JERSEY		5,518,979

LUXEMBOURG 1.6%
MATERIALS
CHEMICALS 0.7%
Trinseo SA (USD)(a)	25,056	1,681,258

METALS & MINING 0.9%
ArcelorMittal(a),(d)	89,092	2,298,126
TOTAL LUXEMBOURG		3,979,384

MEXICO 0.1%
TOLL ROADS
OHL Mexico SAB de CV	210,189	284,407

NETHERLANDS 0.7%
FINANCIAL—BANKS
ABN AMRO Group NV, 144A(b)	59,877	1,793,278

NEW ZEALAND 0.2%
AIRPORTS
Auckland International Airport Ltd.	93,745	436,065

NORWAY 0.1%
REAL ESTATE—OFFICE
Entra ASA, 144A(b)	15,426	211,116

SINGAPORE 0.4%
TECHNOLOGY—SEMICONDUCTORS
Broadcom Ltd. (USD)	4,284	1,039,041

SPAIN 0.8%
ELECTRIC—REGULATED ELECTRIC 0.2%
Red Electrica Corp. SA	17,550	368,799

REAL ESTATE—DIVERSIFIED 0.2%
Merlin Properties Socimi SA	41,324	572,415

TOLL ROADS 0.4%
Ferrovial SA	46,080	1,014,354
TOTAL SPAIN		1,955,568

SWEDEN 2.1%
COMMUNICATIONS—TELECOMMUNICATIONS 0.4%
TeliaSonera AB	179,800	846,803

	Number of Shares	Value
INDUSTRIALS—AEROSPACE & DEFENSE 1.5%
Saab AB, Class B(a)	73,730	$3,742,217

REAL ESTATE 0.2%
DIVERSIFIED 0.1%
Fastighets AB Balder, Class B(d)	8,657	225,117
Hufvudstaden AB	11,105	189,517
		414,634
HOTEL 0.1%
Pandox AB	8,415	160,243
TOTAL REAL ESTATE		574,877
TOTAL SWEDEN		5,163,897

SWITZERLAND 5.4%
AIRPORTS 0.2%
Flughafen Zuerich AG	1,588	359,139

CONSUMER—NON-CYCLICAL—FOOD 1.6%
Nestle SA(a)	47,654	3,991,056

FINANCIAL—INSURANCE 2.2%
Chubb Ltd. (USD)(a)	27,866	3,972,298
Zurich Insurance Group AG	4,500	1,372,748
		5,345,046
HEALTH CARE—PHARMACEUTICALS 1.4%
Novartis AG(a)	40,000	3,424,381
TOTAL SWITZERLAND		13,119,622

UNITED KINGDOM 7.0%
CONSUMER STAPLES—BEVERAGE 0.9%
Diageo PLC	69,397	2,281,092

CONSUMER—CYCLICAL—SPECIALTY RETAIL 0.3%
Kingfisher PLC	212,592	850,346

CONSUMER—NON-CYCLICAL—AGRICULTURE 0.8%
British American Tobacco PLC(c)	31,433	1,967,856

ELECTRIC—REGULATED ELECTRIC 0.3%
National Grid PLC	53,413	661,768

FINANCIAL 2.4%
BANKS 1.8%
Barclays PLC(a)	797,124	2,065,260

	Number of Shares	Value
Lloyds Banking Group PLC	2,558,417	$2,321,972
		4,387,232
INSURANCE 0.6%
Beazley PLC	208,471	1,339,488
TOTAL FINANCIAL		5,726,720

MATERIALS—CONTAINERS & PACKAGING 1.0%
DS Smith PLC	365,000	2,410,773

REAL ESTATE 1.0%
DIVERSIFIED 0.1%
LondonMetric Property PLC	89,090	198,411

HEALTH CARE 0.1%
Assura PLC	288,025	241,993

INDUSTRIALS 0.4%
Segro PLC	92,891	667,180
Tritax Big Box REIT PLC	134,375	256,409
		923,589
OFFICE 0.2%
Derwent London PLC	6,164	230,777
Workspace Group PLC	10,458	124,372
		355,149
RESIDENTIAL 0.1%
UNITE Group PLC	36,087	332,451

SELF STORAGE 0.1%
Big Yellow Group PLC	12,711	128,938
Safestore Holdings PLC	34,917	204,326
		333,264
TOTAL REAL ESTATE		2,384,857

WATER 0.3%
United Utilities Group PLC	64,183	734,914
TOTAL UNITED KINGDOM		17,018,326

UNITED STATES 66.0%
COMMUNICATIONS—TOWERS 1.5%
American Tower Corp.(c)	14,276	1,951,244
Crown Castle International Corp.	14,442	1,443,911
SBA Communications Corp.	2,028	292,133
		3,687,288

	Number of Shares	Value
CONSUMER—CYCLICAL 7.7%
AIRLINES 0.8%
Alaska Air Group	26,330	$2,008,189

MEDIA 1.7%
The Walt Disney Co.(a)	22,172	2,185,494
Twenty-First Century Fox, Class A(a)	75,307	1,986,599
		4,172,093
RESTAURANT 1.2%
Starbucks Corp.(a),(c)	52,888	2,840,614

RETAIL 1.1%
Ross Stores(c)	42,491	2,743,644

SPECIALTY RETAIL 2.9%
Home Depot/The(a),(c)	19,004	3,108,294
Lowe’s Cos.(c)	48,376	3,867,178
		6,975,472
TOTAL CONSUMER—CYCLICAL		18,740,012

CONSUMER—NON-CYCLICAL 4.7%
AGRICULTURE 1.2%
Altria Group(a)	46,350	2,939,517

FOOD PRODUCTS 2.2%
Kraft Heinz Co./The(a)	25,838	2,003,737
Tyson Foods, Class A(a)	45,308	3,191,949
		5,195,686
RETAIL 1.3%
CVS Caremark Corp.(a),(c)	39,420	3,205,634
TOTAL CONSUMER—NON-CYCLICAL		11,340,837

DIVERSIFIED 0.1%
Macquarie Infrastructure Co. LLC	3,102	223,902

ELECTRIC 1.4%
INTEGRATED ELECTRIC 0.3%
NextEra Energy	3,433	503,106
Pattern Energy Group(c)	11,756	283,320
		786,426

	Number of Shares	Value
REGULATED ELECTRIC 1.1%
Edison International	13,051	$1,007,145
Great Plains Energy	9,129	276,609
WEC Energy Group	3,292	206,672
Xcel Energy(c)	23,243	1,099,859
		2,590,285
TOTAL ELECTRIC		3,376,711

ENERGY 3.6%
OIL & GAS 3.0%
EOG Resources(c)	17,746	1,716,748
Exxon Mobil Corp.(a)	46,609	3,821,006
Pioneer Natural Resources Co.(a)	10,818	1,596,087
		7,133,841
OIL & GAS SERVICES 0.6%
Schlumberger Ltd.	21,900	1,527,744
TOTAL ENERGY		8,661,585

FINANCIAL 9.0%
BANKS 3.4%
Bank of America Corp.(a)	188,000	4,763,920
Huntington Bancshares(c)	129,253	1,804,372
PNC Financial Services Group(a)	12,891	1,737,320
		8,305,612
CREDIT CARD 0.4%
Discover Financial Services(c)	16,500	1,063,920

DIVERSIFIED FINANCIAL SERVICES 4.0%
Ameriprise Financial(a)	11,833	1,757,319
BlackRock	4,000	1,788,360
JPMorgan Chase & Co.(a)	39,144	3,738,643
Morgan Stanley(a)	49,000	2,360,330
		9,644,652
INSURANCE 1.2%
Assurant	17,420	1,663,958
Prudential Financial(a)	11,033	1,173,029
		2,836,987
TOTAL FINANCIAL		21,851,171

	Number of Shares	Value
GAS DISTRIBUTION 0.6%
Atmos Energy Corp.(c)	6,131	$514,023
Sempra Energy(c)	9,197	1,049,654
		1,563,677
HEALTH CARE 9.9%
BIOTECHNOLOGY 1.9%
Biogen(c),(d)	7,895	2,472,083
Gilead Sciences	27,267	2,209,172
		4,681,255
HEALTH CARE EQUIPMENT & SUPPLIES 2.2%
Abbott Laboratories(a),(c)	34,302	1,830,354
Teleflex(c)	5,572	1,348,257
Zimmer Holdings(a)	19,079	2,233,960
		5,412,571
HEALTH CARE PROVIDERS & SERVICES 3.3%
Aetna(a)	27,500	4,372,775
Cigna Corp.(a)	18,732	3,501,760
		7,874,535
PHARMACEUTICALS 2.5%
Bristol-Myers Squibb Co.(a)	49,400	3,148,756
Pfizer(a)	83,000	2,963,100
		6,111,856
TOTAL HEALTH CARE		24,080,217

INDUSTRIALS 4.9%
AEROSPACE & DEFENSE 1.0%
General Dynamics Corp.(a)	11,703	2,405,903

AIR FREIGHT & COURIERS 1.7%
FedEx Corp.(a)	18,860	4,254,439

DIVERSIFIED MANUFACTURING 1.5%
Caterpillar(a)	14,584	1,818,771
Honeywell International(a)	12,361	1,752,048
		3,570,819
MACHINERY 0.7%
Snap-on(c)	11,228	1,673,084
TOTAL INDUSTRIALS		11,904,245

	Number of Shares	Value
INFORMATION TECHNOLOGY 2.1%
INTERNET SOFTWARE & SERVICES 1.4%
Facebook, Class A(c),(d)	19,892	$3,398,946

IT CONSULTING & SERVICES 0.7%
PayPal Holdings(d)	28,085	1,798,283
TOTAL INFORMATION TECHNOLOGY		5,197,229

MATERIALS—CHEMICALS 0.5%
DowDuPont(c)	17,177	1,189,164

PIPELINES 1.9%
PIPELINES—C-CORP 1.7%
Antero Midstream GP LP	23,975	490,768
Cheniere Energy(c),(d)	22,040	992,682
Kinder Morgan(c)	68,542	1,314,636
ONEOK(c)	21,201	1,174,747
SemGroup Corp., Class A(c)	6,828	196,305
		4,169,138
PIPELINES—MLP 0.2%
Hess Midstream Partners LP	12,294	270,099
Noble Midstream Partners LP	4,647	241,040
		511,139
TOTAL PIPELINES		4,680,277

RAILWAYS 0.1%
CSX Corp.	3,911	212,211

REAL ESTATE 6.6%
DATA CENTERS 0.6%
CyrusOne	3,209	189,106
Digital Realty Trust	8,508	1,006,752
Equinix	661	295,004
		1,490,862
HEALTH CARE 0.7%
HCP	35,367	984,264
Welltower	11,212	787,979
		1,772,243
HOTEL 0.4%
Hilton Worldwide Holdings	3,885	269,813

	Number of Shares	Value
Host Hotels & Resorts	13,895	$256,919
Sunstone Hotel Investors(c)	18,298	294,049
		820,781
INDUSTRIALS 0.3%
Prologis	9,851	625,144

OFFICE 1.2%
Corporate Office Properties Trust	14,950	490,809
Cousins Properties	40,803	381,100
Douglas Emmett	10,372	408,864
Empire State Realty Trust, Class A	18,088	371,528
Kilroy Realty Corp.	5,273	375,016
SL Green Realty Corp.(c)	4,095	414,905
Vornado Realty Trust(c)	7,015	539,313
		2,981,535
RESIDENTIAL 1.7%
APARTMENT 1.1%
Apartment Investment & Management Co., Class A	12,128	531,934
AvalonBay Communities(c)	5,051	901,199
Essex Property Trust(c)	1,762	447,601
UDR	21,319	810,762
		2,691,496
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties	5,038	428,633
Sun Communities	8,237	705,746
		1,134,379
STUDENT HOUSING 0.1%
American Campus Communities	7,152	315,761
TOTAL RESIDENTIAL		4,141,636

SELF STORAGE 0.4%
Extra Space Storage	9,057	723,836
Life Storage	3,530	288,789
		1,012,625
SHOPPING CENTERS 1.3%
COMMUNITY CENTER 0.4%
Kimco Realty Corp.	18,635	364,314

	Number of Shares	Value
Weingarten Realty Investors	19,453	$617,438
		981,752
FREE STANDING 0.3%
Realty Income Corp.	11,072	633,208

REGIONAL MALL 0.6%
GGP	30,781	639,321
Simon Property Group(c)	5,003	805,533
		1,444,854
TOTAL SHOPPING CENTERS		3,059,814

SPECIALTY 0.0%
GEO Group/The	2,437	65,555
TOTAL REAL ESTATE		15,970,195

TECHNOLOGY 11.0%
COMPUTERS 1.7%
Apple(a),(c)	14,570	2,245,528
Cadence Design Systems(a),(d)	46,655	1,841,473
		4,087,001
INFORMATION SERVICES 0.5%
Expedia(c)	8,024	1,154,975

INTERNET SERVICE PROVIDER 2.6%
Alphabet, Class A(a),(d)	6,511	6,339,891

SEMICONDUCTORS 1.1%
Intel Corp.(a)	67,000	2,551,360

SOFTWARE 4.1%
Microsoft Corp.(a)	40,000	2,979,600
Oracle Corp.(a)	99,723	4,821,607
Symantec Corp.	64,727	2,123,693
		9,924,900
TELECOMMUNICATION EQUIPMENT 1.0%
Cisco Systems(a)	75,634	2,543,571
TOTAL TECHNOLOGY		26,601,698

WATER 0.4%
American Water Works Co.	11,549	934,430
TOTAL UNITED STATES		160,214,849
TOTAL COMMON STOCK (Identified cost—$241,963,595)		288,793,283

	Number of Shares	Value
CLOSED-END FUNDS 1.3%
CANADA 0.1%
COMMODITIES
Central Fund of Canada Ltd., Class A (USD)	11,400	$144,438

UNITED STATES 1.2%
COVERED CALL 0.2%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(c)	7,549	115,651
Eaton Vance Tax-Managed Diversified Equity Income Fund	12,813	149,399
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	4,983	58,999
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	17,155	160,399
		484,448
EMERGING MARKETS EQUITY 0.0%
Templeton Emerging Markets Fund	3,600	59,472

EQUITY TAX—ADVANTAGED 0.3%
Eaton Vance Tax-Advantaged Dividend Income Fund(c)	8,884	196,603
Eaton Vance Tax-Advantaged Global Dividend Income Fund	4,643	79,860
Gabelli Dividend & Income Trust	9,118	204,152
John Hancock Tax-Advantaged Dividend Income Fund	5,679	146,859
		627,474
FINANCIAL 0.1%
Financial Select Sector SPDR Fund	1,662	42,979
SPDR S&P Bank ETF	1,900	85,671
		128,650
INVESTMENT GRADE 0.0%
PIMCO Corporate and Income Opportunity Fund	3,300	55,374

MASTER LIMITED PARTNERSHIPS 0.1%
First Trust Energy Income and Growth Fund	6,144	151,449
Kayne Anderson MLP Investment Company	2,986	54,256
Tortoise Energy Infrastructure Corp.	2,100	60,816
		266,521

	Number of Shares	Value
MULTI-SECTOR 0.2%
AllianzGI Convertible & Income Fund II	7,900	$49,375
PIMCO Dynamic Credit Income Fund	7,535	173,757
PIMCO Dynamic Income Fund	4,550	140,413
PIMCO Income Opportunity Fund	4,024	106,032
PIMCO Income Strategy Fund II	11,325	121,178
		590,755
MUNICIPAL 0.1%
Eaton Vance Municipal Bond Fund	4,339	55,019
Nuveen Municipal Credit Income Fund	7,500	114,075
		169,094
PREFERRED 0.0%
Nuveen Preferred Income Opportunities Fund	7,614	80,480

REAL ESTATE 0.0%
Nuveen Real Estate Income Fund	6,865	76,545

SENIOR LOAN 0.1%
Nuveen Credit Strategies Income Fund(c)	19,203	163,033

U.S. GENERAL EQUITY 0.1%
Consumer Discretionary Select Sector SPDR Fund	1,100	99,088
Gabelli Equity Trust	16,657	108,271
		207,359
TOTAL UNITED STATES		2,909,205
TOTAL CLOSED-END FUNDS (Identified cost—$2,827,820)		3,053,643

PREFERRED SECURITIES—$25 PAR VALUE 2.3%
BERMUDA 0.3%
INSURANCE—REINSURANCE
Arch Capital Group Ltd., 5.25%, Series E (USD)(e)	21,800	538,460
Axis Capital Holdings Ltd., 5.50%, Series E (USD)(e)	3,953	100,287
TOTAL BERMUDA		638,747

UNITED STATES 2.0%
BANKS 1.3%
Bank of America Corp., 6.50%, Series Y(e)	40,000	1,077,600
BB&T Corp., 5.20%, Series G(e)	20,000	509,200
Citigroup, 6.875% to 11/15/23, Series K(e),(f)	20,039	580,931
Wells Fargo & Co., 5.70%, Series W(e)	20,000	520,000

	Number of Shares	Value
Wells Fargo & Co., 5.625%, Series Y(e)	20,000	$523,800
		3,211,531
ELECTRIC—INTEGRATED ELECTRIC 0.4%
Integrys Holdings, 6.00% to 8/1/23, due 8/1/73(f)	35,750	1,017,534

REAL ESTATE—DIVERSIFIED 0.3%
VEREIT, 6.70%, Series F(e)	28,479	732,765
TOTAL UNITED STATES		4,961,830
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$5,244,433)		5,600,577

	Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES 6.0%
AUSTRALIA 0.8%
INSURANCE
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(f)	$1,755,000	1,980,465

FRANCE 0.9%
BANKS
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(b),(e),(f)	600,000	711,763
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)(b),(e),(f)	800,000	881,000
Societe Generale SA, 7.875% to 12/18/23, 144A (USD)(b),(e),(f)	600,000	668,550
TOTAL FRANCE		2,261,313

JAPAN 0.3%
INTEGRATED TELECOMMUNICATIONS SERVICES
SoftBank Group Corp., 6.875% to 7/19/27 (USD)(e),(f)	700,000	721,945

SWITZERLAND 0.7%
BANKS 0.3%
UBS Group AG, 7.125% to 8/10/21 (USD)(e),(f)	600,000	651,148

		Principal Amount	Value
INSURANCE—REINSURANCE 0.4%
Aquarius + Investments PLC, 8.25% to 9/1/18, Series EMTN (USD)(e),(f)		$910,000	$955,585
TOTAL SWITZERLAND			1,606,733

UNITED KINGDOM 0.5%
BANKS
Barclays PLC, 7.875% to 3/15/22 (USD)(e),(f)		400,000	436,500
HSBC Holdings PLC, 6.875% to 6/01/21 (USD)(e),(f)		600,000	654,750
			1,091,250
UNITED STATES 2.8%
BANKS 2.4%
Bank of America Corp., 6.50% to 10/23/24, Series Z(e),(f)		2,037,000	2,305,629
Citigroup, 6.125% to 11/15/20, Series R(e),(f)		500,000	535,625
Citigroup, 6.25% to 8/15/26, Series T(e),(f)		1,070,000	1,205,088
Goldman Sachs Group/The, 5.70% to 5/10/19, Series L(e),(f)		500,000	516,875
Wells Fargo & Co., 5.875% to 6/15/25, Series U(e),(f)		1,100,000	1,225,675
			5,788,892
INSURANCE—LIFE/HEALTH INSURANCE 0.4%
Prudential Financial, 5.625% to 6/15/23, due 6/15/43(f)		1,000,000	1,091,250
TOTAL UNITED STATES			6,880,142
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$13,529,502)			14,541,848

PURCHASED OPTION CONTRACTS (Premiums paid—$410,304)	0.0%		307,000
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$263,975,654)	128.7%		312,296,351
WRITTEN OPTION CONTRACTS	(0.8)		(2,046,750)
LIABILITIES IN EXCESS OF OTHER ASSETS	(27.9)		(67,530,254)
NET ASSETS (Equivalent to $10.49 per share based on 23,142,068 shares of common stock outstanding)	100.0%		$242,719,347

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Contracts	Notional Amount (g)	Premiums Paid	Value
Put–S&P 500 Index	$2,450.00	12/29/2017	100	$25,193,600	$410,304	$307,000
					$410,304	$307,000

Written Options
Description	Exercise Price	Expiration Date	Contracts	Notional Amount (g)	Premiums Received	Value
Call–S&P 500 Index	$2,500.00	10/20/2017	(685)	$(172,576,160)	$(1,415,839)	$(1,883,750)
Put–S&P 500 Index	$2,350.00	12/29/2017	(100)	(25,193,600)	(220,896)	(163,000)
					$(1,636,735)	$(2,046,750)

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $137,432,764 in aggregate has been pledged as collateral.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $5,817,750 or 2.4% of the net assets of the Fund, of which 0.0% are illiquid.
(c)	All or a portion of the security is pledged in connection with written option contracts. $37,575,303 in aggregate has been pledged as collateral.
(d)	Non-income producing security.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
(f)	Security converts to floating rate after the indicated fixed-rate coupon period.
(g)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Managed Assets
Financial (Common)	16.7
Health Care (Common)	10.4
Real Estate (Common)	10.3
Technology (Common)	10.3
Industrials (Common)	7.1
Consumer—Cyclical (Common)	6.3
Consumer—Non-Cyclical (Common)	5.5
Energy (Common)	4.2
Materials (Common)	3.6
Information Technology (Common)	3.0
Banks (Preferred)	2.9
Pipelines—(Common)	2.5
Consumer Staples (Common)	2.2
Electric (Common)	2.0
Other	2.0
Consumer Discretionary (Common)	1.7
Communications (Common)	1.6
Toll Roads (Common)	1.4
Banks—Foreign (Preferred)	1.3
Closed-End Funds	1.0
Insurance (Preferred)	0.9
Telecommunication Services (Common)	0.8
Insurance-Foreign (Preferred)	0.6
Water (Common)	0.6
Automotive (Common)	0.6
Gas Distribution (Common)	0.5
100.0

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:	$288,793,283	$288,793,283	$—	$—
Closed-End Funds	3,053,643	3,053,643	—	—
Preferred Securities - $25 Par Value:
United States	4,961,830	3,944,296	1,017,534	—
Other Countries	638,747	638,747	—	—
Preferred Securities - Capital Securities	14,541,848	—	14,541,848	—
Purchased Option Contracts	307,000	307,000	—	—
Total Investments(a)	$312,296,351	$296,736,969	$15,559,382	$—
Written Option Contracts	$(2,046,750)	$(2,046,750)	$—	$—
Total Written Option Contracts(a)	$(2,046,750)	$(2,046,750)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - United States
Balance as of December 31, 2016	$2,070,055
Change in unrealized appreciation/(depreciation)	29,918
Sales	(2,099,973)
Balance as of September 30, 2017	$—

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index of security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities.  Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s written option contracts activity for the nine months ended September 30, 2017:

Written Option
Contracts
Average Notional Amount	$180,450,877
Ending Notional Amount	197,769,760

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017